TERRY M. SCHPOK, P.C.
(214) 969-2870 / Fax: (214) 969-4343
tschpok@akingump.com
April 18, 2007
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 3561
Washington, D.C. 20549-3561
Attn: Mr. Max A. Webb

Re:	Cinemark Holdings, Inc. (the “Company”) Registration Statement on Form S-1 Filed February 1, 2007 File No. 333-140390
Dear Mr. Webb:
On behalf of Cinemark Holdings, Inc., a Delaware corporation (the “Company”), we enclose for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules and regulations under the Securities Act, Amendment No. 3 (the “Amendment”) to the Registration Statement on Form S-1, File No. 333-140390, filed on February 1, 2007 (the “Registration Statement”).
The Registration Statement has been amended solely to file Exhibits 1, 4.6, 5, 10.10(a) through 10.36(f) and 23.3. Please note that the Company has filed a confidential treatment request with respect to certain information in several of the leases filed as Exhibits 10.10(a) through 10.36(f) as indicated on the Exhibit Index.
Please call the undersigned at (214) 969-2870 if you have any questions.
AKIN GUMP STRAUSS HAUER & FELD LLP

By:	Terry M. Schpok, P.C., Partner

	By:	/s/ Terry M. Schpok

Terry M. Schpok, President